COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							6 Months Ended	12 Months Ended
	Nov. 17, 2025	Oct. 24, 2025	Dec. 17, 2024	Dec. 09, 2024	Aug. 01, 2023	Mar. 15, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly rent payment								$ 550
Stock option granted shares						5,000,000		2,500,000	2,500,000
Vesting shares						138,889
Vesting period						36 months
Cash Compensation						$ 5,000
Cash compensation		$ 14,000	$ 175			$ 200
Sponsor fees					$ 716,326
Payment for sponsor									$ 269,224
Rent leaving balance								$ 180,285
Legal proceedings							$ 0	$ 0
Research Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in consideration payable	$ 1,690,038
35 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted shares				2,500,000
Vesting shares				69,444
Vesting period				35 months
36 Months Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting shares				69,460
Vesting period				36 months